Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82